Other non-current assets	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
12. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Prepayment for land use right (note 10)	101,007	—	—
Deposits	26,324	43,510	6,328
Loans receivables	20,694	31,501	4,582
Others	8,430	6,028	877
Balance at the end of year	156,455	81,039	11,787